Income Tax Expense (Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets
Future employee benefits	$ 56,643	$ 45,502
Environmental and future shutdown reserves	6,981	7,751
Loss on derivatives	14,305	15,466
Trademark expenses	5,152	4,911
Foreign currency translation adjustments	4,383	4,713
Litigation accruals	1,214	1,289
Financed intangible asset	1,606	1,779
Other	4,769	3,465
Deferred income tax assets	95,053	84,876
Deferred income tax liabilities
Depreciation and amortization	25,623	25,664
Intangibles	3,029	5,067
Inventory valuation and related reserves	2,153	2,851
Undistributed earnings of foreign subsidiaries	3,851	4,995
Other	3,560	3,233
Deferred income tax liabilities	38,216	41,810
Net deferred income tax assets	56,837	43,066	28,850
Deferred income tax assets-current	8,452	7,261
Deferred income tax assets-noncurrent	$ 48,385	$ 35,805